Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Financial information by reportable segment is as follows:

Year Ended December 31, 2018 (In millions)	Sales to External Customers	Intersegment Sales	Total Sales	Operating Income	Depreciation and Amortization	Capital Expenditures	Total Assets
Color, Additives and Inks	$1,040.6	$5.9	$1,046.5	$158.5	$44.3	$22.9	$1,243.5
Specialty Engineered Materials	593.6	52.2	645.8	72.3	23.2	25.2	599.0
Distribution	1,246.8	18.6	1,265.4	71.5	0.7	0.1	249.0
Corporate and Eliminations	—	(76.7)	(76.7)	(123.7)	4.4	8.3	377.6
Assets Held for Sale	—	—	—	—	15.9	19.5	254.2
Total	$2,881.0	$—	$2,881.0	$178.6	$88.5	$76.0	$2,723.3

Year Ended December 31, 2017 (In millions)	Sales to External Customers	Intersegment Sales	Total Sales	Operating Income	Depreciation and Amortization	Capital Expenditures	Total Assets
Color, Additives and Inks	$877.7	$15.5	$893.2	$138.6	$41.2	$21.2	$1,149.8
Specialty Engineered Materials	574.8	49.5	624.3	75.5	21.1	23.4	548.0
Distribution	1,137.8	16.8	1,154.6	72.6	0.8	0.5	256.0
Corporate and Eliminations	—	(81.8)	(81.8)	(113.6)	4.2	9.3	495.5
Assets Held for Sale					15.5	17.2	256.0
Total	$2,590.3	$—	$2,590.3	$173.1	$82.8	$71.6	$2,705.3

Year Ended December 31, 2016 (In millions)	Sales to External Customers	Intersegment Sales	Total Sales	Operating Income	Depreciation and Amortization	Capital Expenditures	Total Assets
Color, Additives and Inks	$778.9	$18.8	$797.7	$127.5	$40.2	$20.6	$926.9
Specialty Engineered Materials	516.4	49.4	565.8	81.1	18.3	19.4	546.6
Distribution	1,054.1	16.9	1,071.0	68.2	0.7	0.2	211.1
Corporate and Eliminations	—	(85.1)	(85.1)	(106.4)	4.0	13.0	384.7
Assets Held for Sale	—	—	—	—	40.8	31.0	666.5
Total	$2,349.4	$—	$2,349.4	$170.4	$104.0	$84.2	$2,735.8

Schedule Of Revenue And Long-Lived Assets
Our sales are primarily to customers in the United States, Canada, Mexico, Europe, South America and Asia, and the majority of our assets are located in these same geographic areas. The following is a summary of sales and long-lived assets based on the geographic areas where the sales originated and where the assets are located:

(In millions)	2018	2017	2016
Sales:
United States	$1,543.1	$1,439.2	$1,327.0
Europe	547.4	455.7	415.2
Canada	142.2	133.8	132.5
Asia	331.8	296.3	255.2
Mexico	296.5	246.2	202.2
South America	20.0	19.1	17.3
Total Sales	$2,881.0	$2,590.3	$2,349.4

Long lived assets:
United States	$205.4	$196.5	$186.9
Europe	113.5	94.0	83.9
Canada	0.2	0.2	0.2
Asia	57.5	55.1	43.5
Mexico	6.2	6.4	5.8
South America	1.7	2.0	1.1
Total Long lived assets	$384.5	$354.2	$321.4